Business combinations	3 Months Ended
Mar. 31, 2025
Business combinations
Disclosure Of Business combinations

3. Business Combinations

On March 11, 2025, the Company acquired 100% of the outstanding shares of Gateway Pharmacy, an independent retail pharmacy located in Portland, Oregon, for total cash consideration of USD$580 (CAD$838) plus the cost of inventory. The purchase price is to be paid in two installments, with USD$290 paid upon closing of the agreement, and an additional USD$290 (the “Anniversary Payment”) to be paid on March 11, 2026, one year subsequent to the closing of the transaction. At the time of acquisition, it was determined that the seller had USD$86 (CAD$124) of inventory which has also been paid to the seller.

The following table summarizes the finalized fair values of the identifiable assets and liabilities as at the date of the acquisition:

Net assets acquired
Inventory	$124
Property and equipment	81
Right of use asset	80
Pharmacy license	58
Customer lists	96
Goodwill	565
Current portion of lease obligation	(56)
Lease obligation	(24)
Net assets acquired	$924
Summary of purchase consideration
Cash paid	$542
Acquisition Payable	382
Purchase consideration	$924

As at March 31, 2025, the Anniversary Payment is recorded at its estimated present value of $382 using a discount rate of 10% and is recorded within Acquisition Payable on the condensed consolidated statement of financial position.

Transaction costs relating to the Gateway Pharmacy acquisition were $13 and were included in general and administrative expenses for the three-month period ended March 31, 2025.

From the date of acquisition, March 11, 2025, to March 31, 2025, Gateway Pharmacy contributed $174 of revenue and $12 of net income before income taxes. If the acquisition had taken place as at January 1, 2025, revenue during the three-month period ended March 31, 2025 would have increased by $626 and net loss before income taxes during the three-month period ended March 31, 2025 would have decreased by approximately $43 after considering the amortization of the assets acquired in the transaction.